February 28, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Sustainable Aware Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(formerly known as BlackRock Sustainable Advantage Large Cap Core Fund)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
General Electric Co.	25,269	$ 8,648,568
HEICO Corp.	665	212,441
HEICO Corp., Class A	22,783	5,470,426
Northrop Grumman Corp.	12,136	8,791,076
RTX Corp.	67,365	13,649,496
		36,772,007
Automobile Components — 0.6%
BorgWarner, Inc.	112,502	6,476,740
Automobiles — 1.9%
Tesla, Inc.(a)	50,270	20,234,178
Banks — 3.1%
Bank of America Corp.	230,564	11,489,004
Citigroup, Inc.	49,107	5,411,100
Credicorp Ltd.	8,305	2,876,686
Huntington Bancshares, Inc.	117,677	1,976,974
JPMorgan Chase & Co.	19,430	5,834,829
Wells Fargo & Co.	50,772	4,135,379
		31,723,972
Beverages — 0.6%
Coca-Cola Co.	12,565	1,024,802
Molson Coors Beverage Co., Class B	83,604	4,095,760
PepsiCo, Inc.	6,399	1,086,166
		6,206,728
Biotechnology — 3.3%
AbbVie, Inc.	38,467	8,927,421
Amgen, Inc.	11,307	4,388,925
Biogen, Inc.(a)	1,557	298,664
BioMarin Pharmaceutical, Inc.(a)	14,413	889,714
Exelixis, Inc.(a)	24,681	1,087,445
Gilead Sciences, Inc.	49,974	7,443,627
Incyte Corp.(a)	20,234	2,049,097
Moderna, Inc.(a)	19,432	1,040,972
Natera, Inc.(a)	15,638	3,253,330
Neurocrine Biosciences, Inc.(a)	15,086	1,995,124
Regeneron Pharmaceuticals, Inc.	1,289	1,007,573
Revolution Medicines, Inc.(a)	2,820	287,696
TG Therapeutics, Inc.(a)	18,293	550,436
United Therapeutics Corp.(a)	1,925	970,008
		34,190,032
Broadline Retail — 4.5%
Amazon.com, Inc.(a)	203,197	42,671,370
eBay, Inc.	30,826	2,800,851
Etsy, Inc.(a)	2,773	152,182
Macy’s, Inc.	37,881	749,286
		46,373,689
Building Products — 0.7%
Johnson Controls International PLC	11,453	1,652,668
Owens Corning	40,893	4,991,808
Trane Technologies PLC	769	355,524
		7,000,000
Capital Markets — 2.6%
Ameriprise Financial, Inc.	1,453	683,084
Charles Schwab Corp.	74,751	7,116,295
Goldman Sachs Group, Inc.	2,959	2,543,468
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	82,741	$ 13,777,204
Virtu Financial, Inc., Class A	45,279	1,875,004
XP, Inc., Class A	61,521	1,324,547
		27,319,602
Chemicals — 0.9%
Air Products and Chemicals, Inc.	3,441	948,580
Albemarle Corp.	10,449	1,866,923
Celanese Corp., Class A	3,853	192,419
Corteva, Inc.	61,933	4,962,072
FMC Corp.	62,420	920,071
		8,890,065
Commercial Services & Supplies — 1.0%
Cintas Corp.	22,781	4,581,943
Waste Management, Inc.	25,878	6,232,457
		10,814,400
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	7,133	952,256
Ciena Corp.(a)	4,283	1,493,482
Lumentum Holdings, Inc.(a)	2,273	1,593,168
Motorola Solutions, Inc.	15,955	7,694,458
		11,733,364
Construction & Engineering — 1.4%
AECOM	16,798	1,645,868
EMCOR Group, Inc.	2,547	1,845,607
MasTec, Inc.(a)	24,162	7,200,760
Quanta Services, Inc.	6,664	3,752,365
		14,444,600
Consumer Finance — 1.5%
Ally Financial, Inc.	118,435	4,671,076
American Express Co.	32,494	10,037,397
Synchrony Financial	9,439	652,329
		15,360,802
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	12,466	12,600,508
Dollar General Corp.	14,903	2,328,445
Target Corp.	2,477	281,858
Walmart, Inc.	105,942	13,555,279
		28,766,090
Containers & Packaging — 0.3%
Ball Corp.	12,445	835,433
Crown Holdings, Inc.	21,352	2,446,939
		3,282,372
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	182,374	5,108,296
Verizon Communications, Inc.	139,037	6,971,315
		12,079,611
Electric Utilities — 1.0%
Constellation Energy Corp.	873	287,985
Eversource Energy	38,167	2,908,707
NextEra Energy, Inc.	59,507	5,579,971
NRG Energy, Inc.	6,582	1,177,915
		9,954,578
Electrical Equipment — 0.8%
Acuity, Inc.	9,877	2,978,804
Bloom Energy Corp., Class A(a)	890	138,546

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(formerly known as BlackRock Sustainable Advantage Large Cap Core Fund)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	17,222	$ 2,596,217
EnerSys	7,743	1,286,500
GE Vernova, Inc.	1,627	1,421,347
NuScale Power Corp.(a)(b)	29,851	383,585
		8,804,999
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	4,228	518,522
Coherent Corp.(a)	4,938	1,278,596
Jabil, Inc.	372	98,576
TE Connectivity PLC	8,053	1,853,398
		3,749,092
Energy Equipment & Services — 0.0%
Halliburton Co.	14,750	531,000
Entertainment(a) — 1.6%
Netflix, Inc.	109,168	10,506,328
ROBLOX Corp., Class A	18,293	1,255,998
Roku, Inc., Class A	49,288	4,850,432
		16,612,758
Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B(a)	15,722	7,938,824
Block, Inc., Class A(a)	58,148	3,704,028
Mastercard, Inc., Class A	13,361	6,910,443
PayPal Holdings, Inc.	15,254	704,887
Rocket Cos., Inc., Class A	61,038	1,110,281
Visa, Inc., Class A	45,174	14,462,004
		34,830,467
Ground Transportation — 0.7%
Ryder System, Inc.	10,738	2,379,111
Uber Technologies, Inc.(a)	62,687	4,727,854
		7,106,965
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	49,384	5,745,828
Boston Scientific Corp.(a)	120,860	9,288,091
Stryker Corp.	22,215	8,607,424
		23,641,343
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	10,698	2,452,303
HCA Healthcare, Inc.	11,355	6,014,743
Humana, Inc.	3,033	577,908
McKesson Corp.	11,601	11,454,479
UnitedHealth Group, Inc.	12,329	3,615,726
		24,115,159
Health Care REITs — 0.3%
Ventas, Inc.	35,663	3,072,724
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(a)	17,183	3,127,478
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	62,410	8,432,215
Booking Holdings, Inc.	425	1,801,724
Boyd Gaming Corp.	1	83
McDonald’s Corp.	24,159	8,239,669
Viking Holdings Ltd.(a)	5,198	405,548
		18,879,239
Security	Shares	Value
Household Durables — 0.4%
Lennar Corp., Class A	5,755	$ 658,142
NVR, Inc.(a)	463	3,480,737
		4,138,879
Household Products — 1.2%
Procter & Gamble Co.	76,622	12,811,198
Industrial Conglomerates — 0.4%
3M Co.	5,407	893,885
Honeywell International, Inc.	15,468	3,767,850
		4,661,735
Industrial REITs — 0.2%
Prologis, Inc.	14,061	2,004,677
Insurance — 1.8%
Hanover Insurance Group, Inc.	4,186	756,117
Hartford Insurance Group, Inc.	15,114	2,128,505
MetLife, Inc.	76,512	5,514,220
Progressive Corp.	25,859	5,525,034
Prudential Financial, Inc.	1,433	140,978
Travelers Cos., Inc.	15,984	4,933,302
		18,998,156
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	98,097	30,582,721
Alphabet, Inc., Class C	73,397	22,858,028
Meta Platforms, Inc., Class A	34,702	22,493,142
Pinterest, Inc., Class A(a)	124,777	2,137,430
Snap, Inc., Class A(a)	140,813	733,636
		78,804,957
IT Services — 0.2%
International Business Machines Corp.	10,535	2,530,612
Life Sciences Tools & Services — 0.0%
IQVIA Holdings, Inc.(a)	565	101,028
Machinery — 2.0%
Caterpillar, Inc.	20,842	15,482,063
Cummins, Inc.	5,875	3,430,236
Donaldson Co., Inc.	2,703	250,730
Illinois Tool Works, Inc.	863	250,814
Lincoln Electric Holdings, Inc.	2,888	829,000
Parker-Hannifin Corp.	188	189,726
		20,432,569
Media — 0.3%
Fox Corp., Class A	39,426	2,221,261
Fox Corp., Class B	2,421	125,238
Trade Desk, Inc., Class A(a)	19,245	458,416
		2,804,915
Metals & Mining — 1.1%
Alcoa Corp.	39,555	2,455,574
Cleveland-Cliffs, Inc.(a)	64,747	690,203
Newmont Corp.	60,388	7,850,440
		10,996,217
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	6,752	1,591,649
Chevron Corp.	92,452	17,266,335
EOG Resources, Inc.	53,057	6,583,313
Exxon Mobil Corp.	1,893	288,682
Phillips 66	7,697	1,187,878
Valero Energy Corp.	8,584	1,756,630
		28,674,487
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(formerly known as BlackRock Sustainable Advantage Large Cap Core Fund)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	14,684	$ 964,739
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	160,584	10,015,624
Eli Lilly & Co.	7,185	7,558,548
Johnson & Johnson	12,716	3,159,036
Pfizer, Inc.	199,061	5,504,037
		26,237,245
Professional Services — 0.4%
ExlService Holdings, Inc.(a)	58,153	1,817,281
Jacobs Solutions, Inc.	16,433	2,265,454
		4,082,735
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	1,258	185,756
Zillow Group, Inc., Class C	16,377	730,742
		916,498
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.(a)	33,318	6,670,597
Applied Materials, Inc.	25,022	9,315,691
Broadcom, Inc.	74,857	23,920,554
First Solar, Inc.(a)	19,538	3,852,894
Intel Corp.(a)	78,164	3,565,060
Lam Research Corp.	30,596	7,156,098
Marvell Technology, Inc.	30,079	2,457,153
Micron Technology, Inc.	24,789	10,222,240
NVIDIA Corp.	393,287	69,686,524
NXP Semiconductors NV	1,432	325,078
QUALCOMM, Inc.	30,805	4,385,400
Skyworks Solutions, Inc.	3,878	231,051
Texas Instruments, Inc.	5,166	1,095,760
Universal Display Corp.	6,685	713,223
		143,597,323
Software — 7.7%
Adobe, Inc.(a)	10,939	2,870,503
Atlassian Corp., Class A(a)	14,978	1,125,297
Aurora Innovation, Inc., Class A(a)	39,895	186,709
Autodesk, Inc.(a)	12,052	2,963,225
Cadence Design Systems, Inc.(a)	763	229,968
Confluent, Inc., Class A(a)	16,428	503,847
Datadog, Inc., Class A(a)	1,970	220,561
Dropbox, Inc., Class A(a)(b)	86,817	2,169,557
Guidewire Software, Inc.(a)	2,958	429,857
HubSpot, Inc.(a)	10,218	2,702,763
Intuit, Inc.	7,281	2,978,148
Manhattan Associates, Inc.(a)	10,247	1,387,751
Microsoft Corp.	127,145	49,934,927
Oracle Corp.	11,263	1,637,640
Palantir Technologies, Inc., Class A(a)	23,248	3,189,393
RingCentral, Inc., Class A(a)	4,078	148,643
Rubrik, Inc., Class A(a)	9,503	493,776
Salesforce, Inc.	10,321	2,010,428
ServiceNow, Inc.(a)	26,116	2,820,789
Synopsys, Inc.(a)	3,469	1,436,166
		79,439,948
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	38,266	6,780,735
Equinix, Inc.	1,370	1,334,736
		8,115,471
Security	Shares	Value
Specialty Retail — 1.9%
Best Buy Co., Inc.	21,010	$ 1,301,990
Home Depot, Inc.	26,084	9,930,700
TJX Cos., Inc.	49,356	7,978,891
		19,211,581
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	246,700	65,173,206
Dell Technologies, Inc., Class C	39,870	5,903,950
Hewlett Packard Enterprise Co.	47,714	1,024,420
Pure Storage, Inc., Class A(a)	13,333	856,245
Sandisk Corp.(a)	2,692	1,710,389
Seagate Technology Holdings PLC	2,574	1,049,780
Western Digital Corp.	11,270	3,152,219
		78,870,209
Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc.	2,426	377,170
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	14,131	3,993,138
Ferguson Enterprises, Inc.	3,597	937,954
		4,931,092
Total Common Stocks — 99.4% (Cost: $717,081,200)		1,029,797,495
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(c)	14,154	14,154
Total Rights — 0.0% (Cost: $6,511)		14,154
Total Long-Term Investments — 99.4% (Cost: $717,087,711)		1,029,811,649
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	286,457	286,600
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(d)(e)	6,499,084	6,499,084
Total Short-Term Securities — 0.6% (Cost: $6,785,684)		6,785,684
Total Investments — 100.0% (Cost: $723,873,395)		1,036,597,333
Liabilities in Excess of Other Assets — 0.0%		(98,143)
Net Assets — 100.0%		$ 1,036,499,190

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(formerly known as BlackRock Sustainable Advantage Large Cap Core Fund)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 286,635 (a)	$ —	$ (35)	$ —	$ 286,600	286,457	$ 3,185 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,707,083	2,792,001 (a)	—	—	—	6,499,084	6,499,084	145,897	—
				$ (35)	$ —	$ 6,785,684		$ 149,082	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	03/20/26	$ 6,545	$ (21,253)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,029,797,495	$ —	$ —	$ 1,029,797,495
Rights	—	—	14,154	14,154
Short-Term Securities
Money Market Funds	6,785,684	—	—	6,785,684
	$1,036,583,179	$—	$14,154	$1,036,597,333
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock Sustainable Aware Advantage Large Cap Core Fund
(formerly known as BlackRock Sustainable Advantage Large Cap Core Fund)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (21,253)	$ —	$ —	$ (21,253)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
S&P	Standard & Poor’s